Lease liability (Details Narrative) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Right of use assets	$ 26,422	$ 30,380
Construction in progress [member]
IfrsStatementLineItems [Line Items]
Right of use assets	$ 66,999	$ 65,358